PGIM S&P 500 Max Buffer ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 107.0%
Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $117,791)(wb)	117,791	$117,791
Options Purchased*~ 104.9%
(cost $5,510,745)		5,780,328

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 107.0% (cost $5,628,536)		5,898,119
Option Written*~ (7.0)%
(premiums received $270,801)		(383,589)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $5,357,735)		5,514,530
Liabilities in excess of other assets (0.0)%		(2,333)

Net Assets 100.0%		$5,512,197

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$13.64		78		8	$5,688,907
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92		78		8	91,421
Total Options Purchased (cost $5,510,745)								$5,780,328
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$726.79		78		8	$(383,589)
(premiums received $270,801)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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